Derivative Instruments and Hedging Activities (Details 3) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Natural Gas [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Contract Settlement Date Range Start	Apr. 01, 2016		Jan. 01, 2016
Investment Contract Settlement Date Range End	Dec. 31, 2017		Dec. 31, 2017
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ (21.1)		$ (17.1)
Electricity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Contract Settlement Date Range Start	Apr. 01, 2016		Jan. 01, 2016
Investment Contract Settlement Date Range End	Dec. 31, 2017		Dec. 31, 2017
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ (3.8)		$ (1.9)
Iron Ore [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Contract Settlement Date Range Start	Apr. 01, 2016		Jan. 01, 2016
Investment Contract Settlement Date Range End	Nov. 30, 2017		Nov. 30, 2017
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ (5.5)		$ (7.8)
Zinc [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Contract Settlement Date Range Start	Apr. 01, 2016		Jan. 01, 2016
Investment Contract Settlement Date Range End	Dec. 31, 2017		Dec. 31, 2017
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ (5.9)		$ (11.2)
Foreign Exchange Contract [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Recognized gains (losses) in consolidated statement of operations	(1.8)	$ 1.4	(0.1)	$ 1.9	$ (0.1)
Commodity Contract [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Recognized gains (losses) in consolidated statement of operations	0.0	1.3	2.2	(5.1)	(3.1)
Commodity Contract [Member] | Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Recognized gains (losses) in consolidated statement of operations	(0.5)	(2.4)	(2.0)	(35.0)	1.7
Cash Flow Hedging [Member] | Commodity Contract [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification of losses (gains) from accumulated other comprehensive income to net income (loss)			0.0	0.0	0.4
Cash Flow Hedging [Member] | Commodity Contract [Member] | Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification of losses (gains) from accumulated other comprehensive income to net income (loss)	(13.2)	(17.9)	(61.4)	(1.1)	24.8
Recognized in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	$ 4.4	$ (13.0)	$ (23.6)	$ (0.8)	$ 3.3